Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 97.52%
Communication Services - 1.38%
Clear Channel Outdoor
Holdings, Inc.* 2,343,117 $ 2,811,741
Gray Television, Inc. 258,200 2,251,504
Telephone and Data
Systems, Inc. 268,600 2,822,986
7,886,231
Consumer Discretionary - 14.88%
Abercrombie & Fitch Co.,
Class A* 91,000 2,525,250
Academy Sports &
Outdoors, Inc. 153,100 9,989,775
American Axle &
Manufacturing Holdings,
Inc.* 188,900 1,475,309
Beazer Homes USA, Inc.* 236,800 3,760,384
Chico's FAS, Inc.*+ 1,029,000 5,659,500
Citi Trends, Inc.* 64,500 1,226,790
Ethan Allen Interiors, Inc. 131,100 3,600,006
Group 1 Automotive, Inc. 40,900 9,260,578
MarineMax, Inc.* 146,921 4,223,979
Red Rock Resorts, Inc.,
Class A 186,300 8,303,391
SeaWorld Entertainment,
Inc.* 126,500 7,755,715
Signet Jewelers, Ltd.+ 55,000 4,277,900
Sleep Number Corp.* 129,754 3,945,819
Smith & Wesson Brands,
Inc.+ 318,703 3,923,234
Stitch Fix, Inc., Class A*+ 1,175,600 6,007,316
TravelCenters of America,
Inc.*+ 105,541 9,129,296
85,064,242
Consumer Staples - 5.32%
Herbalife Nutrition, Ltd.*+ 247,400 3,983,140
Hostess Brands, Inc.* 265,600 6,608,128
Ingles Markets, Inc.,
Class A 61,400 5,446,180
John B Sanfilippo & Son,
Inc. 29,000 2,810,680
Rite Aid Corp.*+ 1,876,000 4,202,240
SpartanNash Co. 189,500 4,699,600
United Natural Foods, Inc.* 102,300 2,695,605
30,445,573
Energy - 6.13%
Amplify Energy Corp.*+ 264,600 1,817,802
Berry Corp. 590,800 4,637,780
Callon Petroleum Co.*+ 100,600 3,364,064
Industry Company Shares Value
Energy (continued)
Chord Energy Corp. 16,400 $ 2,207,440
CONSOL Energy, Inc. 98,000 5,710,460
DHT Holdings, Inc. 567,400 6,133,594
FLEX LNG, Ltd.+ 135,700 4,556,806
PBF Energy, Inc., Class A 45,000 1,951,200
Teekay Corp.* 461,270 2,850,649
Teekay Tankers, Ltd.,
Class A* 42,038 1,804,691
35,034,486
Financials - 24.19%
Amalgamated Financial
Corp. 128,445 2,272,192
A-Mark Precious Metals,
Inc. 140,136 4,855,712
American Equity
Investment Life Holding
Co. 92,000 3,357,080
Ameris Bancorp 93,800 3,431,204
AMERISAFE, Inc. 27,017 1,322,482
Banc of California, Inc. 130,200 1,631,406
Banco Latinoamericano de
Comercio Exterior SA,
Class E 82,600 1,435,588
Banner Corp. 51,000 2,772,870
BCB Bancorp, Inc. 104,300 1,369,459
Byline Bancorp, Inc. 191,200 4,133,744
City Holding Co.+ 66,400 6,034,432
CNO Financial Group, Inc. 215,126 4,773,646
Customers Bancorp, Inc.* 210,300 3,894,756
Eagle Bancorp, Inc. 74,400 2,490,168
Eastern Bankshares, Inc. 148,502 1,874,095
Encore Capital Group,
Inc.* 98,900 4,989,505
Enstar Group, Ltd.* 14,100 3,268,239
EZCORP, Inc., Class A* 738,800 6,353,680
Farmers & Merchants
Bancorp, Inc./Archbold+ 61,400 1,493,248
FB Financial Corp. 72,100 2,240,868
First BanCorp 404,000 4,613,680
First Bancshares, Inc.
(The) 67,200 1,735,776
Genworth Financial, Inc.,
Class A* 1,581,800 7,940,636
German American
Bancorp, Inc. 35,400 1,181,298
Green Dot Corp., Class A* 131,418 2,257,761
Hanmi Financial Corp. 263,200 4,887,624
HarborOne Bancorp, Inc. 212,000 2,586,400
HomeStreet, Inc. 50,000 899,500

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Jackson Financial, Inc.,
Class A 224,200 $ 8,387,322
James River Group
Holdings, Ltd. 106,800 2,205,420
LendingClub Corp.* 235,000 1,694,350
MVB Financial Corp. 118,500 2,445,840
PennyMac Financial
Services, Inc.+ 59,296 3,534,635
Piper Sandler Cos. 20,300 2,813,783
SmartFinancial, Inc. 58,500 1,353,690
Stewart Information
Services Corp. 168,400 6,794,940
Tiptree, Inc. 518,500 7,554,545
UMB Financial Corp. 21,500 1,240,980
Universal Insurance
Holdings, Inc. 75,467 1,375,009
Valley National Bancorp+ 547,600 5,059,824
Waterstone Financial, Inc. 250,400 3,788,552
138,345,939
Health Care - 9.29%
Addus HomeCare Corp.* 50,000 5,338,000
ADMA Biologics, Inc.* 1,470,100 4,866,031
Atea Pharmaceuticals, Inc.* 347,612 1,164,500
Brookdale Senior Living,
Inc.* 1,347,613 3,975,458
Cross Country Healthcare,
Inc.*+ 317,772 7,092,671
Emergent BioSolutions,
Inc.* 593,733 6,151,074
Inogen, Inc.* 263,200 3,284,736
Neogen Corp.* 395,000 7,315,400
OraSure Technologies,
Inc.* 390,000 2,359,500
PetIQ, Inc.* 306,416 3,505,399
Prestige Consumer
Healthcare, Inc.* 106,100 6,645,043
Vanda Pharmaceuticals,
Inc.* 214,502 1,456,469
53,154,281
Industrials - 10.41%
AerSale Corp.* 90,000 1,549,800
ArcBest Corp. 88,720 8,199,502
BlueLinx Holdings, Inc.* 113,957 7,744,518
Boise Cascade Co. 104,300 6,596,975
Kelly Services, Inc.,
Class A+ 128,000 2,123,520
Manitowoc Co., Inc. (The)* 181,541 3,102,536
Primoris Services Corp. 142,500 3,514,050
Sterling Infrastructure, Inc.* 219,400 8,310,872
Industry Company Shares Value
Industrials (continued)
Textainer Group Holdings,
Ltd. 140,100 $ 4,498,611
Titan Machinery, Inc.* 160,000 4,872,000
Triton International, Ltd.+ 64,000 4,046,080
TrueBlue, Inc.* 280,508 4,993,042
59,551,506
Information Technology - 7.15%
A10 Networks, Inc. 579,400 8,974,906
Amkor Technology, Inc. 139,300 3,624,586
Hackett Group, Inc. (The) 63,143 1,166,883
InterDigital, Inc.+ 78,300 5,708,070
LiveRamp Holdings, Inc.* 305,100 6,690,843
NetScout Systems, Inc.* 167,800 4,807,470
Rambus, Inc.* 87,800 4,500,628
ScanSource, Inc.* 177,200 5,393,968
40,867,354
Materials - 8.12%
AdvanSix, Inc. 119,400 4,569,438
Clearwater Paper Corp.* 133,600 4,464,912
Olympic Steel, Inc. 163,831 8,553,617
Rayonier Advanced
Materials, Inc.* 486,346 3,049,389
Ryerson Holding Corp. 228,200 8,301,916
Schnitzer Steel Industries,
Inc., Class A 79,268 2,465,235
SunCoke Energy, Inc. 841,600 7,557,568
Sylvamo Corp. 45,000 2,081,700
TimkenSteel Corp.*+ 292,700 5,368,118
46,411,893
Real Estate - 9.04%
Agree Realty Corp. 89,800 6,161,178
Armada Hoffler Properties,
Inc. 195,400 2,307,674
Community Healthcare
Trust, Inc. 129,200 4,728,720
Equity Commonwealth 149,000 3,085,790
Essential Properties Realty
Trust, Inc. 203,900 5,066,915
Four Corners Property
Trust, Inc.+ 100,000 2,686,000
Getty Realty Corp.+ 97,400 3,509,322
Independence Realty
Trust, Inc.+ 360,200 5,774,006
Physicians Realty Trust 244,300 3,647,399
Plymouth Industrial REIT,
Inc. 199,569 4,192,945
STAG Industrial, Inc.+ 210,000 7,102,200

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate (continued)
Terreno Realty Corp. 53,100 $ 3,430,260
51,692,409
Utilities - 1.61%
Avista Corp.+ 147,312 6,253,394
MGE Energy, Inc. 37,800 2,935,926
9,189,320
TOTAL COMMON STOCKS - 97.52% 557,643,234
(Cost $556,720,380)
.
Exchange Traded Fund - 1.22%
iShares Russell 2000
ETF+ 10,000 1,784,000
iShares Russell 2000
Value ETF+ 38,000 5,206,760
TOTAL EXCHANGE TRADED FUND - 1.22% 6,990,760
(Cost $7,664,624)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 1.19%
Fidelity Investments Money
Market Government
Portfolio Class I 4.72% 6,827,163
6,827,163
TOTAL MONEY MARKET FUND - 1.19% 6,827,163
(Cost $6,827,163)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 2.34%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 4.89% 13,369,301
13,369,301
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 2.34% 13,369,301
(Cost $13,369,301)
TOTAL INVESTMENTS
-
102.27%
$ 584,830,458
(Cost $584,581,468)
Liabilities in Excess of Other Assets - (2.27%) (12,971,962)
NET ASSETS - 100.00% $ 571,858,496
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2023.
^ Rate disclosed as of March 31, 2023.
+ This security or a portion of the security is out on loan as of
March 31, 2023. Total loaned securities had a value of
$21,304,858 as of March 31, 2023.
Summary of inputs used to value the Fund’s investments as of 3/31/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 557,643,234 $ – $ – $ 557,643,234
Exchange
Traded Fund 6,990,760 – – 6,990,760
Money Market
Fund 6,827,163 – – 6,827,163
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 13, 369,301 – – 13,369,301
TOTAL
$584,830,458 $– $– $584,830,458
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.